5. EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Sep. 30, 2018
Notes
5. EXPLORATION AND EVALUATION ASSETS

5.    EXPLORATION AND EVALUATION ASSETS

The Company follows the prospect generator model whereby it acquires projects on attractive terms, adds value through preliminary exploration efforts and then vends or options the project for further advancement.

Although the Company has taken steps to verify title to its unproven mineral right interests, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects.

The Company has properties in Peru (the “Peru Properties”), in Nevada, USA (the “USA Properties”) and in British Columbia and Yukon Territory of Canada (the “Canada Properties”).  Following are summary tables of exploration and evaluation assets and brief summary descriptions of each of the exploration and evaluation assets:

Exploration and Evaluation Assets for the year ended September 30, 2018

	USA				Canada			Peru

	Horsethief	Bellview	BP	Others	Haldane	KRL	Others	Yanac	Others	Total

Balance at September 30, 2017	$158,020	$83,942	$216,126	$22,830	$-	$-	$1,174,169	$410,630	$212,390	$2,278,107

Additions during the year
Acquisition costs:
Property acquisition	-	-	-	-	242,000	19,000	-	-	-	261,000
	-	-	-	-	242,000	19,000	-	-	-	261,000
Exploration expenditures:
Aircraft charter	-	-	-	-	13,397	2,545	14,072	-	-	30,014
Camp, travel and meals	3,432	1,203	134	-	35,549	-	4,444	-	2,341	47,103
Community relations	-	-	-	-	2,928	-	-	-	-	2,928
Field equipment rental	514	-	-	-	21,038	-	-	-	-	21,552
Field supplies and maps	282	-	-	-	8,187	-	32	-	-	8,501
Geochemical	-	-	-	-	31,248	-	-	-	-	31,248
Geological consulting	11,063	-	-	-	112,659	-	5,257	-	15,652	144,631
Legal and accounting	763	533	1,720	181	4,418	-	-	-	4,206	11,821
Licence and permits	48,971	9,613	30,995	3,304	-	-	-	5,833	-	98,716
Office and administrative fees	-	-	-	-	-	-	-	207	5,708	5,915
Rent	-	-	-	-	-	-	-	-	2,436	2,436
	65,025	11,349	32,849	3,485	229,424	2,545	23,805	6,040	30,343	404,865

Less:
Recovered exploration expenditures	-	-	-	(3,277)	-	-	-	-	-	(3,277)
Write-down of properties	-	-	-	-	-	-	-	-	(263,937)	(263,937)

Net additions	65,025	11,349	32,849	208	471,424	21,545	23,805	6,040	(233,594)	398,651

Foreign currency translation	-	-	-	-	-	-	-	2,549	21,204	23,753

Balance at September 30, 2018	$223,045	$95,291	$248,975	$23,038	$471,424	$21,545	$1,197,974	$419,219	$-	$2,700,511

Exploration and Evaluation Assets for the year ended September 30, 2017

	USA				Canada	Peru

	Horsethief	Bellview	BP	Others		Yanac	Others	Total

Balance at September 30, 2016	$15,149	$31,411	$112,750	$21,193	$1,174,169	$510,781	$628,492	$2,493,945

Additions during the year
Acquisition costs:
Claim staking	8,867	-	12,960	-	-	-	-	21,827
	8,867	-	12,960	-	-	-	-	21,827
Exploration expenditures:
Camp, travel and meals	12,906	4,527	4,527	-	-	1,830	539	24,329
Field supplies and maps	109	109	109	-	-	-	-	327
Geological consulting	86,552	32,131	32,130	-	-	7,437	21,736	179,986
Insurance	-	-	-	-	-	899	-	899
Legal and accounting	1,045	730	2,356	249	-	2,226	7,585	14,191
Licence and permits	24,982	9,751	46,010	3,295	-	5,648	34,294	123,980
Office and administrative fees	-	-	-	-	-	8,497	7,985	16,482
Rent	1,336	1,334	1,335	-	-	346	1,538	5,889
Reporting, drafting, sampling and analysis	7,074	3,949	3,949	-	-	103	-	15,075
	134,004	52,531	90,416	3,544	-	26,986	73,677	381,158

Less:
Recovered exploration expenditures	-	-	-	(1,907)	-	-	-	(1,907)
Write-down of properties	-	-	-	-	-	(114,319)	(469,457)	(583,776)

Net additions / (subtractions)	142,871	52,531	103,376	1,637	-	(87,333)	(395,780)	(182,698)

Foreign currency translation	-	-	-	-	-	(12,818)	(20,322)	(33,140)

Balance at September 30, 2017	$158,020	$83,942	$216,126	$22,830	$1,174,169	$410,630	$212,390	$2,278,107

USA

On January 27, 2015, the Company signed a binding agreement to acquire eight gold properties in Nevada, USA from Sandstorm Gold Ltd. (“Sandstorm”) by issuing 150,000 shares to Sandstorm and granting a net smelter returns royalty ranging from 0.5% to 1.0%. The Company also granted Sandstorm a right of first refusal on any future metal streaming agreements on these properties. In 2015 and 2016, the Company dropped four of the gold properties.  The properties retained are:

•        Horsethief

•        Bellview

•        East Walker

•        Ashby

a)    Horsethief

The Horsethief property is located in Lincoln County, northeast of Pioche. A 2% NSR is payable to a previous owner of the property from production from some claims on the property while a 1% NSR is payable to Sandstorm on all the claims on the property.

In 2017, the Company acquired new ground by staking an additional 33 BLM Iode mining claims at the Horsethief property.

As of September 30, 2018, the Company had spent $223,045 on advancing this property.

b)    Bellview

The Bellview property is located in White Pine County, near the Bald Mountain Gold Mine.  A 2% NSR is payable to a previous owner of the property and a 1% NSR is payable to Sandstorm from production from all the claims on the property.

As of September 30, 2018, the Company had spent $95,291 on advancing this property.

c)    BP

On June 10, 2013, the Company purchased from Almaden Minerals Ltd. (“Almaden”) the BP property in Nevada, USA.  A 2% NSR is payable to Almadex Minerals Limited (“Almadex”) on future production on the property after Almaden transferred the NSR right to Almadex.

In 2017, the Company acquired new ground by staking an additional 48 BLM Iode mining claims at the BP property.

As of September 30, 2018, the Company had spent $248,975 on advancing this property.

d)    Others - Ashby

On August 2, 2017, the Company signed an exploration lease agreement to lease the Ashby gold property to Nevada Canyon Gold Corp. (“Nevada Canyon”). Under the terms of the agreement, Nevada Canyon made a US$1,000 payment on signing, will make annual payments of US$2,000 and will grant a 2% Net Smelter Royalty (“NSR”) on future production from the Lazy 1-3 claims comprising the Ashby property. Nevada Canyon will also be responsible for all claim fees and certain reclamation work to be undertaken on the property. The initial term of the lease is 10 years and can be extended for an additional 20 years.

e)    Others – East Walker

The East Walker property is located in Lyon County, west of Hawthorne. A 2% NSR is payable to a previous owner of the property from production from some claims on the property.

As of September 30, 2018, the Company had spent $21,221 on advancing this property.

Canada

a)    Haldane

On March 2, 2018, the Haldane property was purchased from Equity Exploration Consultants Ltd. (“Equity”), and is located in Yukon Territory, Canada. Equity has a 2% NSR royalty on the Haldane property.

The Company purchased the Haldane property from Equity for the following consideration:

•        issue 2 million shares to Equity upon receipt of TSX-Venture approval (shares issued);

•        make two staged cash payments of $50,000 each to Equity by June 30, 2018 (paid) and June 30, 2019;

•        make a final $100,000 cash payment or issue the number of shares of equivalent value at the Company’s election, on June 30, 2019; and

•        make bonus share payments to Equity:

o   issue 250,000 shares to Equity upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent;

o   500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

On April 12, 2018, the Company purchased the Nur, Clarkston and Fara claims which are contiguous to and grouped with the Haldane property from the estate of Yukon prospector John Peter Ross (the “Estate”) for the following consideration:

•        issue 100,000 shares to the Estate upon receipt of TSX-Venture approval (shares issued);

•        make cash payment of $10,000 to the Estate by June 30, 2018 (paid);

•        make cash payment of $20,000 and issue 125,000 shares to the Estate by April 12, 2019;

•        make cash payment of $20,000 and issue 125,000 shares to the Estate by April 12, 2020;

•        make cash payment of $25,000 and issue 150,000 shares to the Estate by April 12, 2021; and

•        make bonus share payments to the Estate as follows:

o   issue 250,000 shares to the Estate upon the public disclosure of a Measured Mineral Resource (as such term is defined in National Instrument 43-101- Standards of Disclosure for Mineral Projects) of 5 million oz silver-equivalent at 500g/t silver-equivalent;

o   500,000 shares to be issued upon the decision to commence construction of a mine or processing plant.

As of September 30, 2018, the Company had spent $471,424 on advancing this property.

b)    KRL

On September 1, 2018, the Company optioned the KRL property from prospector Bernie Kreft (“Kreft”), and is located in British Columbia’s prolific Golden Triangle, Canada. Kreft has a 1% NSR royalty on the KRL property.

The Company optioned the KRL property from Kreft for the following consideration:

•        make cash payments of $10,000 (paid) and issue 100,000 shares to Kreft upon receipt of TSX-Venture approval (issued);

•        make cash payments of $15,000 to Kreft by October 15, 2018 (subsequently paid);

•        make cash payments of $25,000 and issue 100,000 shares to Kreft by September 30, 2019;

•        make cash payments of $50,000 and issue 200,000 shares to Kreft by September 30,2020;

•        make cash payments of $50,000 and issue 200,000 shares to Kreft by September 30,2021;

•        make cash payments of $100,000 and issue 200,000 shares to Kreft by September 30,2022;

•        make bonus share payments to Kreft as follows:

o   issue additional shares upon the disclosure of an NI43-101 inferred resource estimate equal to 1 share per ounce of inferred resource, to a maximum of 350,000 shares;

o   500,000 shares to be issued on the commencement of commercial production.

As of September 30, 2018, the Company had spent $21,545 on advancing this property.

c)    Others

In 2010, the Company acquired the White River property through staking.  The White River property is located in the Yukon, northwest of Whitehorse.

On July 23, 2007, the Company purchased from Almaden certain properties in the Yukon and Almaden assigned the 2% NSR royalty on future production from these mineral claims to Almadex:

•        Goz Creek – located 180 kilometers north east of Mayo, Yukon.

•        MOR – located 35 kilometers east of Teslin, Yukon and is 1.5 kilometers north of the paved Alaska Highway.

•        Tim – located 72 kilometers west of Watson Lake, Yukon and 12 kilometers northeast of the Silvertip/Midway deposit.

On June 10, 2008, the Company signed another agreement with Almaden to acquire a 100% interest in the Prospector Mountain gold-silver-copper property, located in central Yukon.  Almaden assigned the 2% NSR over any minerals produced from the property to Almadex.  Half of the NSR may be purchased by the Company at any time after the production commences for fair value as determined by an independent valuator. The Company will also issue to Almadex 50,000 fully paid common shares upon receipt of a positive bankable feasibility study for the property.

As of September 30, 2018, the Company had spent $1,197,974 on advancing these properties.

Peru

On April 29, 2015, the Company acquired the Yanac, Isy and La Estrella properties in Peru.

•        Yanac – located in Chincha region of the Department of Ica, south-central Peru.

•        Isy – located in the Department of Ayucucho, Peru (dropped in June 2017).

•        La Estrella – located 130 kilometers south of Huancayo in the Department of Huancavelica, Peru (dropped in June 2018).

a)    Yanac

On February 27, 2013, Cliffs Natural Resources Exploration Inc., a wholly-owned subsidiary of Cliffs Natural Resources Inc. (“Cliffs”) and the Company’s wholly-owned subsidiary entered into a Limited Liability Company Membership Agreement (“agreement”) in respect of the Yanac property. In December 2015, Cliffs’ interest in Yanac was acquired by 50 King Capital Exploration Inc. (“50 King”), a private company, which took over all previous obligations of Cliffs.

On July 6, 2016, 50 King terminated the agreement, retaining only a 0.5% net smelter royalty (“NSR”) on the Yanac property based on prior expenditures and transferred the ownership of the property back to the Company.

As of September 30, 2018, the Company had spent $419,219 on advancing this property.

During the year ended September 30, 2018, the Company dropped La Estrella property and wrote off $263,937. (2017 – wrote off $583,776 as a result of reducing the size of Yanac property and La Estrella property and dropping Isy property).

Mexico

On February 16, 2016, the Company sold its Mexican properties to Almadex for $Nil proceeds. The Company retained a 1% Net Smelter Royalty which is capped at $1,000,000. These properties were written down to $Nil prior to the sale and the Company has no remaining property interest in Mexico.